Employment benefit plan - Summary (Details) - INR (₨) ₨ in Thousands	Mar. 31, 2018	Mar. 31, 2017
Employment benefit plan
Defined benefit plan	₨ 87,009	₨ 62,434
Liability for compensated absences	67,624	41,920
Total liability	154,633	104,354
Defined benefit plan asset	7,835
Total asset	7,835
Net unfunded liability	₨ 79,147	₨ 62,434